UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23309

Destra International & Event-Driven Credit Fund

(Exact name of registrant as specified in charter)

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Destra International & Event-Driven Credit Fund

Semi-Annual Report

March 31, 2020

(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at www.destracapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), through the Fund’s transfer agent by calling the Fund toll-free at 844-9DESTRA (933-7872), or if you are a direct investor, by enrolling at www.destracapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call toll-free at 844-9DESTRA (933-7872) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Destra Fund Complex if you invest directly with the Fund.

Risk Disclosure
As of March 31, 2020 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-advisers’ control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 844-9DESTRA (933-7872) or access our website at www.destracapital.com.

Destra International & Event-Driven Credit Fund
Schedule of Investments
As of March 31, 2020 (unaudited)
Shares or Principal Amounts	Description	Value
	ASSET-BACKED SECURITIES – 6.0%
	IRELAND – 6.0%
500,000	Crosthwaite Park CLO DAC, Class C, (Series 1A), 4.250% (3-Month EUR Libor + 425 basis points), 4.250% Floor, 03/15/2032(1)(2)	$376,228
500,000	Jubilee CLO BV, Class D, (Series 2018-21X), 3.550% (3-Month EUR Libor + 355 basis points), 3.550% Floor, 01/15/2032(1)	408,293
500,000	Penta CLO 5 DAC, Class DE, (Series 2018-5X), 3.600% (3-Month EUR Libor + 360 basis points), 3.600% Floor, 10/20/2032(1)	408,818
500,000	Providus CLO II DAC, Class D, (Series 2X), 3.450% (3-Month EUR Libor + 345 basis points), 3.450% Floor, 07/15/2031(1)	404,045
250,000	Providus CLO II DAC, Class DNE, (Series 2X), 3.450% (3-Month EUR Libor + 345 basis points), 3.450% Floor, 07/15/2031(1)	202,023
500,000	Rockford Tower Europe CLO DAC, Class CE, (Series 2018-1X), 2.470% (3-Month EUR Libor + 247 basis points), 2.470% Floor, 12/20/2031(1)	450,680
1,000,000	Toro European CLO 4 DAC, Class ER, (Series 1X), 5.250% (3-Month EUR Libor + 525 basis points), 5.250% Floor, 07/15/2030(1)	672,037
		2,922,124
	TOTAL ASSET-BACKED SECURITIES (Cost $4,169,029)	2,922,124

	BANK LOANS – 4.7%
	FRANCE – 0.5%
420,000	Casper Bidco SASU, 8.500% (3-Month EUR Libor + 850 basis points), 07/30/2027(1)	218,894

	NETHERLANDS – 0.8%
395,812	MediArena Acquisition BV, 7.659% (3-Month USD Libor + 575 basis points), 08/13/2021(1)	387,155

	SWEDEN – 0.4%
180,000	Verisure Holding AB, 3.500% (3-Month EUR Libor + 350 basis points), 10/21/2022(1)	188,117
Shares or Principal Amounts	Description	Value
	BANK LOANS (continued)
	UNITED STATES – 3.0%
110,323	Dealer Tire LLC, 5.853% (1-Month USD Libor + 425 basis points), 02/05/2027(1)	$91,752
372,118	Doncasters Finance Alloy PIK, 0.500%, 03/06/2025	148,847
368,819	Doncasters Finance TL, 8.500%, 03/06/2024	326,405
500,000	Fieldwood Energy LLC, 9.027% (3-Month USD Libor + 725 basis points), 04/11/2023(1)	51,000
253,939	Granite US Holdings Corp., 7.354% (1-Month USD Libor + 525 basis points), 09/30/2026(1)	184,106
250,000	Rockwood Service Corp., 5.853% (1-Month USD Libor + 425 basis points), 12/20/2026(1)	216,250
471,000	Zayo Group Holdings, Inc., 4.005% (1-Month USD Libor + 300 basis points), 03/09/2027(1)	447,450
		1,465,810
	TOTAL BANK LOANS (Cost $3,219,259)	2,259,976

	COMMON STOCKS – 0.7%
	AUSTRALIA – 0.1%
65,000	Quintis Equity(3)	46,150

	MARSHALL ISLANDS – 0.6%
18,450	DHT Holdings, Inc.	141,512
7,903	Scorpio Tankers, Inc.	151,109
		292,621
	TOTAL COMMON STOCKS (Cost $364,840)	338,771

	CORPORATE DEBT SECURITIES – 20.6%
	AUSTRALIA – 0.1%
	Quintis Australia Pty, Ltd.:
7,020	7.500%, 10/01/2026(2)(3)	5,669
117,000	0.000%, 10/01/2028(2)(3)	60,606
		66,275
	AUSTRIA – 0.9%
241,000	Eldorado Intl. Finance GmbH, 8.625%, 06/16/2021(2)	208,456
200,000	Erste Group Bank AG, 6.500%(4)(5)	207,892
		416,348
	BRAZIL – 0.5%
300,000	Centrais Eletricas Brasileiras SA, 4.625%, 02/04/2030(2)	266,850

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2020 (unaudited)
Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES (continued)
	CANADA – 2.1%
1,152,000	First Quantum Minerals, Ltd., 7.250%, 05/15/2022(2)	$1,020,660

	CAYMAN ISLANDS – 1.9%
200,000	GEMS MENASA Cayman, Ltd., 7.125%, 07/31/2026(2)	167,601
755,000	Global Aircraft Leasing Co., Ltd., 6.500%, 09/15/2024(2)	491,882
485,000	Shelf Drilling Holdings, Ltd., 8.250%, 02/15/2025(2)	243,955
		903,438
	COLOMBIA – 0.8%
1,784,000,000	Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027(2)	402,058

	FRANCE – 1.1%
200,000	Altice France SA, 7.375%, 05/01/2026(2)	199,640
332,000	Banijay Entertainment SASU, 3.500%, 03/01/2025(2)	330,447
		530,087
	LUXEMBOURG – 1.6%
742,000	Altice France Holding SA, 10.500%, 05/15/2027(2)	786,520

	MEXICO – 1.7%
615,000	Mexico Government International Bond, 3.250%, 04/16/2030	579,484
370,000	Petroleos Mexicanos, 6.950%, 01/28/2060(2)	252,062
		831,546
	UNITED KINGDOM – 1.1%
400,000	Lloyds Banking Group PLC, 7.500%(4)(5)	359,798
670,000	Petra Diamonds U.S. Treasury PLC, 7.250%, 05/01/2022(2)	157,450
		517,248
	UNITED STATES – 8.8%
80,000	Arconic, Inc., 5.950%, 02/01/2037	69,845
60,000	Baxter International, Inc., 3.950%, 04/01/2030(2)	64,463
536,000	Bruin E&P Partners LLC, 8.875%, 08/01/2023(2)	45,560
646,000	CSC Holdings LLC, 10.875%, 10/15/2025(2)	702,121
154,000	Dealer Tire LLC, 8.000%, 02/01/2028(2)	124,355
173,000	Frontier Communications Corp., 8.500%, 04/01/2026(2)	159,688
50,000	Kimberly-Clark Corp., 3.100%, 03/26/2030	54,160
Shares or Principal Amounts	Description	Value
	CORPORATE DEBT SECURITIES (continued)
	UNITED STATES (continued)
200,000	Lowe’s Cos., Inc., 5.125%, 04/15/2050	$242,466
500,000	Nationstar Mortgage Holdings, Inc., 9.125%, 07/15/2026(2)	454,375
75,000	Neon Holdings, Inc., 10.125%, 04/01/2026(2)	67,716
226,000	Novelis Corp., 4.750%, 01/30/2030(2)	202,411
250,000	RegionalCare Hospital Partners Holdings, Inc., 9.750%, 12/01/2026(2)	238,681
446,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027(2)	380,215
500,000	Thermo Fisher Scientific, Inc., 1.750%, 04/15/2027	546,275
400,000	Voyager Aviation Holdings LLC, 8.500%, 08/15/2021(2)	379,440
500,000	Wells Fargo & Co., 4.478%, 04/04/2031(5)	568,296
		4,300,067
	TOTAL CORPORATE DEBT SECURITIES (Cost $11,684,079)	10,041,097

	INTERNATIONAL DEBT SECURITIES – 42.8%
	BERMUDA – 0.9%
500,000	SFL Corp., Ltd., 5.750%, 10/15/2021	443,979

	BRAZIL – 0.8%
400,000	Banco do Brasil SA/Cayman, 9.000%(4)(5)	384,122

	CAYMAN ISLANDS – 1.8%
4,000,000	China Education Group Holdings, Ltd., 2.000%, 03/28/2024	501,361
520,000	Logan Property Holdings Co., Ltd., 6.125%, 04/16/2021	367,614
		868,975
	FRANCE – 3.9%
	BNP Paribas SA:
200,000	7.000%(4)(5)	193,789
810,000	6.625%(2)(4)(5)	717,862
	Electricite de France SA:
200,000	5.375%(4)(5)	225,122
700,000	5.000%(4)(5)	782,011
		1,918,784
	GREECE – 2.4%
	Hellenic Republic Government Bond:
425,000	3.875%, 03/12/2029(2)	551,815

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2020 (unaudited)
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	GREECE (continued)
276,000	1.875%, 02/04/2035(2)	$312,219
209,644	4.200%, 01/30/2042	319,951
		1,183,985
	IRELAND – 0.9%
34,600,000	Russian Railways Via RZD Capital PLC, 8.800%, 10/04/2025	444,358

	ITALY – 5.4%
	Intesa Sanpaolo SpA:
247,000	7.750%(4)(5)	251,268
800,000	6.250%(4)(5)	734,544
1,503,000	Moby SpA, 7.750%, 02/15/2023(6)	535,961
600,000	Saxa Gres SpA, 7.000%, 07/10/2023(3)	579,329
600,000	UniCredit SpA, 6.625%(4)(5)	518,003
		2,619,105
	JERSEY – 0.7%
400,000	AA Bond Co., Ltd., 5.500%, 07/31/2043	322,718

	LEBANON – 0.1%
	Lebanon Government International Bond:
83,000	6.375%, 04/07/2020(6)	16,600
195,000	6.150%, 06/19/2020(6)	37,748
		54,348
	LUXEMBOURG – 4.8%
200,000	Avation Capital SA, 6.500%, 05/15/2021(2)	183,740
200,000	LSF10 Wolverine Investments SCA, 5.000%, 03/15/2024	187,623
407,112	Paper Industries Financing SARL, 0.250% (3-Month EUR Libor + 25 basis points), 02/04/2028(1)(2)	449,480
810,666	Paper Industries Intermediate Financing SARL, 6.000% (3-Month EUR Libor + 600 basis points), 03/01/2025(1)(2)	756,608
1,900,000	Swiss Insured Brazil Power Finance SARL, 9.850%, 07/16/2032	386,477
100,000	Telecom Italia Finance SA, 7.750%, 01/24/2033	144,593
203,000	Ypso Finance Bis SA, 8.000%, 05/15/2027(2)	220,547
		2,329,068
	MEXICO – 0.8%
10,900,000	America Movil SAB de C.V., 8.460%, 12/18/2036	399,903
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	NETHERLANDS – 3.1%
600,000	ABN AMRO Bank, 4.750%(4)(5)	$558,022
800,000	Cooperatieve Rabobank UA, 4.625%(4)(5)	771,362
434,000	EA Partners II BV, 6.750%, 06/01/2021(6)	206,150
		1,535,534
	PERU – 1.1%
1,800,000	Alicorp SAA, 6.875%, 04/17/2027	524,778

	POLAND – 1.1%
2,000,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	518,256

	PORTUGAL – 0.9%
400,000	Caixa Geral de Depositos SA, 10.750%(4)(5)	435,730

	SINGAPORE – 0.9%
910,129	Mulhacen Pte, Ltd., 6.500%, 08/01/2023	419,414

	SOUTH AFRICA – 0.8%
9,400,000	Republic of South Africa Government Bond, 8.750%, 02/28/2048	395,289

	SPAIN – 2.3%
200,000	Autonomous Community of Catalonia, 4.220%, 04/26/2035	268,650
	CaixaBank SA:
400,000	6.750%(4)(5)	360,507
200,000	5.250%(4)(5)	164,582
426,000	Haya Finance 2017 SA, 5.250%, 11/15/2022	309,193
		1,102,932
	SWEDEN – 0.6%
300,000	Fastighets AB Balder, 3.000%, 03/07/2078(5)	297,846

	SWITZERLAND – 1.1%
600,000	Credit Suisse Group AG, 7.250%(4)(5)	544,917

	TUNISIA – 2.4%
	Banque Centrale de Tunisie International Bond:
400,000	5.625%, 02/17/2024	364,891
1,030,000	5.750%, 01/30/2025	829,454
		1,194,345
	UNITED KINGDOM – 4.6%
570,000	Barclays PLC, 8.000%(4)(5)	529,014

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2020 (unaudited)
Shares or Principal Amounts	Description	Value
	INTERNATIONAL DEBT SECURITIES (continued)
	UNITED KINGDOM (continued)
3,150,000	House of Fraser Funding PLC, 6.530% (3-Month GBP Libor + 575 basis points), 09/15/2020(1)(6)(7)	$58,587
500,000	Lloyds Banking Group PLC, 6.375%(4)(5)	506,877
100,000	Miller Homes Group Holdings PLC, 5.500%, 10/15/2024	109,709
906,000	Voyage Care BondCo PLC, 10.000%, 11/01/2023	966,191
100,000	William Hill PLC, 4.875%, 09/07/2023	96,464
		2,266,842
	VIETNAM – 1.0%
500,000	No Va Land Investment Group Corp., 5.500%, 04/27/2023	481,539

	VIRGIN ISLANDS (BRITISH) – 0.4%
200,000	Yingde Gases Investment, Ltd., 6.250%, 01/19/2023	184,487
	TOTAL INTERNATIONAL DEBT SECURITIES (Cost $24,356,257)	20,871,254

	INTERNATIONAL EQUITIES – 0.4%
	CAYMAN ISLANDS – 0.0%
52,758	Shelf Drilling, Ltd.(2)(7)	25,623

	GERMANY – 0.3%
55,671	Tele Columbus AG(2)(7)	138,536

	UNITED KINGDOM – 0.1%
94,740	AA PLC	19,970
363,443	Alloy Topco Equity(3)	45
83,185	Amigo Holdings PLC(2)	15,781
		35,796
	TOTAL INTERNATIONAL EQUITIES (Cost $409,836)	199,955

	PRIVATE COMPANIES – 3.4%
	LUXEMBOURG – 0.0%
1,221,339	Lecta Equity(3)	134

	UNITED STATES – 3.4%
1,248,331	V Global Holdings LLC, Common Shares(3)(7)	1,672,764
	TOTAL PRIVATE COMPANIES (Cost $1,310,748)	1,672,898
Shares or Principal Amounts	Description	Value
	U.S. TREASURY NOTES – 5.2%
	UNITED STATES – 5.2%
2,500,000	United States Treasury Note, 1.125%, 02/28/2022	$2,543,457
	TOTAL U.S. TREASURY NOTES (Cost $2,532,983)	2,543,457

	SHORT-TERM INVESTMENTS – 9.0%
	UNITED STATES – 9.0%
4,394,887	BlackRock Liquidity Funds FedFund Portfolio – Institutional Class, 0.330%(8)	4,394,887
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,394,887)	4,394,887
	TOTAL INVESTMENTS – 92.8% (Cost $52,441,918)	45,244,419
	Other Assets in Excess of Liabilities – 7.2%	3,489,456
	TOTAL NET ASSETS – 100.0%	$48,733,875

(1)    Floating rate security. Rate as of March 31, 2020 is disclosed.

(2)    Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. At March 31, 2020 the total value of these securities is $11,161,320 representing 22.9% of net assets.

(3)    Fair valued, illiquid and restricted under direction of the Board of Trustees.

(4)    Security is perpetual in nature with no stated maturity date.

(5)    Variable rate security. Rate as of March 31, 2020 is disclosed.

(6)    Security is in default.

(7)    Non-income producing security.

(8)    The rate is the annualized seven-day yield as of March 31, 2020.

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2020 (unaudited)

At March 31, 2020, the Destra International & Event-Driven Credit Fund had outstanding forward foreign exchange contracts as set forth below:

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Contract Amount				Value	Unrealized Appreciation (Depreciation)
				Buy		Sell
June 15, 2020	BNP Paribas Securities Corp.	Euro Currency	U.S. Dollar	EUR	113,000		$125,992	$124,890	$(1,102)
June 15, 2020	BNP Paribas Securities Corp.	Euro Currency	U.S. Dollar	EUR	444,000		$495,050	490,718	(4,332)
June 15, 2020	BNP Paribas Securities Corp.	Norwegian Krone	U.S. Dollar	NOK	597,000		$52,654	57,349	4,695
June 15, 2020	BNP Paribas Securities Corp.	Pound Sterling	U.S. Dollar	GBP	45,000		$56,337	55,951	(386)
June 15, 2020	BNP Paribas Securities Corp.	U.S. Dollar	Norwegian Krone		$104,166	NOK	1,040,701	99,971	4,195
June 15, 2020	BNP Paribas Securities Corp.	U.S. Dollar	Pound Sterling		$58,605	GBP	50,000	62,167	(3,562)
June 15, 2020	Brown Brothers Harriman	Euro Currency	U.S. Dollar	EUR	140,000		$154,509	154,730	221
June 15, 2020	Citibank, N.A.	Euro Currency	U.S. Dollar	EUR	105,000		$115,774	116,048	274
June 15, 2020	Citibank, N.A.	Pound Sterling	U.S. Dollar	GBP	49,999		$60,397	62,167	1,770
June 15, 2020	Citibank, N.A.	U.S. Dollar	Pound Sterling		$1,602,732	GBP	1,256,000	1,561,647	41,085
June 15, 2020	Credit Agricole	Euro Currency	U.S. Dollar	EUR	240,000		$266,639	265,253	(1,386)
June 15, 2020	Credit Agricole	Pound Sterling	U.S. Dollar	GBP	75,000		$90,756	93,251	2,495
June 15, 2020	Credit Suisse	Euro Currency	U.S. Dollar	EUR	212,001		$236,624	234,307	(2,317)
June 15, 2020	Deutsche Bank	U.S. Dollar	Euro Currency		$86,597	EUR	79,000	87,312	(715)
June 15, 2020	Goldman Sachs & Co.	Euro Currency	U.S. Dollar	EUR	90,999		$97,897	100,575	2,678
June 15, 2020	HSBC Securities	U.S. Dollar	Hong Kong Dollar		$548,067	HKD	4,258,000	549,077	(1,010)
June 15, 2020	JP Morgan	Euro Currency	U.S. Dollar	EUR	543,000		$600,344	600,135	(209)
June 15, 2020	JP Morgan	Euro Currency	U.S. Dollar	EUR	465,000		$509,560	513,928	4,368
June 15, 2020	JP Morgan	Euro Currency	U.S. Dollar	EUR	575,999		$617,126	636,607	19,481
June 15, 2020	JP Morgan	Euro Currency	U.S. Dollar	EUR	410,000		$443,743	453,141	9,398
June 15, 2020	JP Morgan	U.S. Dollar	Euro Currency		$242,396	EUR	224,000	247,570	(5,174)
June 15, 2020	JP Morgan	U.S. Dollar	Euro Currency		$219,919	EUR	200,000	221,044	(1,125)
June 15, 2020	JP Morgan	U.S. Dollar	Euro Currency		$357,049	EUR	323,000	356,986	63
June 15, 2020	JP Morgan	U.S. Dollar	Euro Currency		$244,561	EUR	220,000	243,149	1,412
June 15, 2020	JP Morgan	U.S. Dollar	Euro Currency		$98,487	EUR	89,000	98,365	122
June 15, 2020	Morgan Stanley & Co. LLC	Euro Currency	U.S. Dollar	EUR	135,000		$145,289	149,205	3,916
June 15, 2020	Royal Bank of Scotland	Euro Currency	U.S. Dollar	EUR	110,000		$122,297	121,574	(723)
June 15, 2020	Royal Bank of Scotland	Euro Currency	U.S. Dollar	EUR	37,000		$40,108	40,893	785
June 15, 2020	Royal Bank of Scotland	Pound Sterling	U.S. Dollar	GBP	87,000		$102,874	108,171	5,297
June 15, 2020	Royal Bank of Scotland	U.S. Dollar	Euro Currency		$5,239,726	EUR	4,642,900	5,131,430	108,296
June 15, 2020	Royal Bank of Scotland	U.S. Dollar	Euro Currency		$105,451	EUR	97,000	107,206	(1,755)
June 15, 2020	Toronto-Dominion Bank	U.S. Dollar	Euro Currency		$13,623,183	EUR	12,046,000	13,313,492	309,691
June 15, 2020	Toronto-Dominion Bank	U.S. Dollar	Pound Sterling		$1,385,888	GBP	1,076,000	1,337,844	48,044
									$544,490
See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Schedule of Investments (continued)
As of March 31, 2020 (unaudited)

At March 31, 2020, the Destra International & Event-Driven Credit Fund had swap contracts as set forth below:

Credit Default Swap Contracts:

Underlying Instrument	Counterparty	Pay Rate / Frequency	Maturity Date	Notional Amount at Value(1)	Premium (Paid) Received	Unrealized Appreciation	Value
Markit CDX North America High Yield Index Swap(2)	BNP Paribas Securities Corp.	5.00% / Quarterly	12/20/2024	$490,000	$(46,305)	$17,247	$(29,058)
Markit iTrax Europe Crossover Index Swap(3)	Deutsche Bank	5.00% / Quarterly	6/20/2025	576,000	(24,816)	6,923	(17,893)
Next PLC Swap(4)	Citibank, N.A.	1.00% / Quarterly	6/20/2025	380,000	23,786	19,190	42,976

(1)    The maximum potential amount the Fund may receive should a credit event take place as defined under the terms of the contract.

(2)    The underlying issuer is CDX HY CDSI S33 5Y PRC Corp.

(3)    The underlying issuer is ITRX XOVER CDSI S33 5Y Corp.

(4)    The underlying issuer is NXTLN CDS EUR SR 5Y D14.

At March 31, 2020, the Destra International & Event-Driven Credit Fund had futures contracts as set forth below:

Interest Rate Futures Contracts:

Expiration Date	Number of Contracts	Description	Notional Amount	Value	Unrealized (Depreciation)
June 2020	9	10-Year U.S. Treasury Note	$(1,237,345)	$(1,248,188)	$(10,843)

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Summary of Investments
As of March 31, 2020 (unaudited)
	Value	% of Net Assets
Asset-Backed Securities
Other Asset-Backed Securities	$2,922,124	6.0%
Total Asset-Backed Securities	2,922,124	6.0
Bank Loans
Commercial Services	188,117	0.4
Distribution/Wholesale	91,752	0.2
Engineering & Construction	216,250	0.4
Lodging	218,894	0.5
Machinery-Diversified	184,106	0.4
Media	387,155	0.8
Metal Fabricate/Hardware	475,252	1.0
Oil & Gas	51,000	0.1
Telecommunications	447,450	0.9
Total Bank Loans	2,259,976	4.7
Common Stocks
Private Equity	46,150	0.1
Transportation	292,621	0.6
Total Common Stocks	338,771	0.7
Corporate Debt Securities
Advertising	380,215	0.8
Aerospace/Defense	69,845	0.1
Auto Parts & Equipment	124,355	0.3
Banks	1,135,986	2.3
Chemicals	67,716	0.1
Commercial Services	167,601	0.4
Diversified Financial Services	1,325,697	2.7
Electric	668,908	1.4
Entertainment	330,447	0.7
Forest Products & Paper	274,731	0.6
Healthcare-Products	610,738	1.3
Healthcare-Services	238,681	0.5
Household Products/Wares	54,160	0.1
Investment Companies	786,520	1.6
Media	702,121	1.4
Mining	1,380,521	2.8
Oil & Gas	541,577	1.1
Retail	242,466	0.5
Sovereign	579,484	1.2
Telecommunications	359,328	0.7
Total Corporate Debt Securities	10,041,097	20.6
International Debt Securities
Airlines	206,150	0.4
Banks	7,864,944	16.1
Building Materials	579,329	1.2
Chemicals	184,487	0.4
Commercial Services	824,079	1.7
Diversified Financial Services	989,631	2.0
Electric	1,007,133	2.1
Entertainment	96,464	0.2

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Summary of Investments (continued)
As of March 31, 2020 (unaudited)
	Value	% of Net Assets
International Debt Securities (continued)
Food	$524,778	1.1%
Forest Products & Paper	1,206,088	2.5
Healthcare-Services	966,191	2.0
Home Builders	109,709	0.2
Municipal	268,650	0.5
Real Estate	1,456,192	3.0
Retail	246,210	0.5
Sovereign	2,151,878	4.4
Telecommunications	765,043	1.6
Transportation	1,424,298	2.9
Total International Debt Securities	20,871,254	42.8
International Equities
Commercial Services	19,970	0.0
Diversified Financial Services	15,781	0.0
Media	138,536	0.3
Metal Fabricate/Hardware	45	0.0
Oil & Gas	25,623	0.1
Total International Equities	199,955	0.4
Private Companies
Chemicals	1,672,764	3.4
Forest Products & Paper	134	0.0
Total Private Companies	1,672,898	3.4
U.S. Treasury Notes
Sovereign	2,543,457	5.2
Total U.S. Treasury Notes	2,543,457	5.2
Short-Term Investments
Money Market Fund	4,394,887	9.0
Total Short-Term Investments	4,394,887	9.0
Total Investments	45,244,419	92.8
Other Assets in Excess of Liabilities	3,489,456	7.2
Total Net Assets	$48,733,875	100.0%

See accompanying Notes to Financial Statements.

Destra International & Event-Driven Credit Fund
Statements of Assets and Liabilities
March 31, 2020 (unaudited)
Assets:
Investments, at value (cost $52,441,918)	$45,244,419
Premium received on credit default swap contracts	23,786
Cash	760,176
Restricted cash:
Deposits held at broker for interest rate futures contracts	260,000
Deposits held at broker for credit default swap contracts	146,200
Foreign currency, at value (cost $1,757,291)	1,760,471
Unrealized appreciation on:
Forward foreign exchange contracts	568,286
Credit default swap contracts	43,360
Receivables:
Interest	597,217
Investments sold	1,710,617
Prepaid expenses	41,755
Total assets	51,156,287
Liabilities:
Premiums paid on credit default swap contracts	71,121
Unrealized depreciation on forward foreign exchange contracts	23,796
Variation margin on interest rate futures contracts	10,843
Payables:
Investments purchased	2,093,723
Management fee (see note 4)	143,607
Professional fees	40,180
Accounting and administrative fees	17,353
Transfer agent fees and expenses	10,586
Custody fees	8,181
Chief compliance officer fees	1,668
Distribution fees	683
Shareholder servicing fees	671
Total liabilities	2,422,412
Net assets	$48,733,875
Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$55,756,400
Total accumulated deficit	(7,022,525)
Net assets	$48,733,875
Net assets:
Class I	$45,763,283
Class A	974,396
Class L	971,309
Class T	1,024,887
Shares outstanding:
Class I	2,156,837
Class A	45,917
Class L	45,771
Class T	48,297

See accompanying Notes to Financial Statements

Destra International & Event-Driven Credit Fund
Statements of Assets and Liabilities (continued)
March 31, 2020 (unaudited)
Net asset value per share:
Class I	$21.22
Class A	21.22
Maximum offering price per share(1)	22.51
Class L	21.22
Maximum offering price per share(2)	22.16
Class T	21.22
Maximum offering price per share(3)	21.88

(1)   Include a sales charge of 5.75%.

(2)   Include a sales charge of 4.25%.

(3)   Include a sales charge of 3.00%.

See accompanying Notes to Financial Statements

Destra International & Event-Driven Credit Fund
Statements of Operations
For the Six Months Ended March 31, 2020 (unaudited)
Investment income:
Interest income(1)	$1,594,860
Dividend income	6,344
Total investment income	1,601,204
Expenses:
Management fees (see note 4)	500,238
Accounting and administrative fees	89,374
Professional fees	88,155
Custody fees	48,970
Transfer agent fees and expenses	31,662
Interest expense	22,453
Registration fees	20,471
Chief financial officer fees	11,000
Chief compliance officer fees	10,002
Trustee fees	9,675
Shareholder reporting fees	5,826
Insurance expense	2,320
Distribution fees Class L (see note 7)	1,401
Distribution fees Class T (see note 7)	2,829
Shareholder servicing fees Class A (see note 7)	1,405
Shareholder servicing fees Class L (see note 7)	1,401
Shareholder servicing fees Class T (see note 7)	1,414
Other expenses	7,549
Total expenses:	856,145
Expenses waived by adviser (see note 5)	(185,520)
Net expenses	670,625
Net investment income	930,579
Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	38,549
Foreign currency transactions	(45,379)
Forward foreign exchange contracts	(144,779)
Swap contracts	62,726
Purchased options contracts	(80,079)
Total net realized loss	(168,962)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,866,955)
Foreign currency translations	8,529
Forward foreign exchange contracts	101,734
Futures contracts	(10,843)
Swap contracts	46,667
Purchased options contracts	4,687
Total net change in unrealized depreciation	(7,716,181)
Net realized and unrealized loss	(7,885,143)
Net decrease in net assets resulting from operations	$(6,954,564)

(1)   Net of foreign withholding taxes of $1,088.

See accompanying Notes to Financial Statements

Destra International & Event-Driven Credit Fund
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019(1)
Increase (decrease) in net assets resulting from operations
Net investment income	$930,579	$1,681,227
Net realized gain (loss) on investments	(168,962)	1,692,466
Net change in unrealized appreciation (depreciation)	(7,716,181)	1,510,393
Net increase (decrease) in net assets resulting from operations	(6,954,564)	4,884,086
Distributions to shareholders:
Class I	(1,960,193)	(2,320,088)
Class A	(40,588)	(47,974)
Class L	(39,117)	(45,940)
Class T	(38,372)	(43,909)
Total distributions to shareholders	(2,078,270)	(2,457,911)
Capital transactions:
Proceeds from shares sold:
Class I	460,900	22,070,000
Class A	—	1,000,000
Class L	—	1,000,000
Class T	67,441	1,000,000
Reinvestment of distributions:
Class I	1,955,473	2,319,744
Class A	40,589	47,974
Class L	39,117	45,940
Class T	38,372	43,909
Net increase in net assets from capital transactions	2,601,892	27,527,567
Total increase (decrease) in net assets	(6,430,942)	29,953,742
Net assets:
Beginning of period	55,164,817	25,211,075
End of period	$48,733,875	$55,164,817
Capital share transactions:
Shares sold:
Class I	18,230	932,209
Class A	—	42,248
Class L	—	42,248
Class T	2,638	42,248
Shares reinvested:
Class I	82,083	95,137
Class A	1,701	1,968
Class L	1,637	1,886
Class T	1,608	1,803
Net increase from capital share transactions	107,897	1,159,747

(1)   Class A, Class L and Class T inception date is December 21, 2018.

See accompanying Notes to Financial Statements

Destra International & Event-Driven Credit Fund
Statement of Cash Flows
For the Six Months Ended March 31, 2020 (unaudited)
Cash flows from operating activities:
Net decrease in net assets from operations	$(6,954,564)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of investments	(50,225,814)
Proceeds from redemptions, sales, or other dispositions of investments	55,190,871
Amortization of premium	(97,305)
Net realized (gain) loss on:
Investments	(38,549)
Foreign currency transactions	45,379
Forward foreign exchange contracts	144,779
Swap contracts	(62,726)
Purchased options contracts	80,079
Principal paydowns	(18,073)
Net change in unrealized (appreciation) depreciation on:
Investments	7,866,955
Foreign currency translations	(8,529)
Forward foreign exchange contracts	(101,734)
Futures contracts	10,843
Swap contracts	(46,667)
Purchased options contracts	(4,687)
Change in operating assets and liabilities:
Receivables:
Investments sold	(1,081,179)
Interest	245,129
Dividends	2,346
Prepaid expenses	(27,773)
Payables:
Investments purchased	599,731
Management fee	(25,625)
Custody fees	(24,135)
Accounting and administration fees	(104)
Professional fees	(5,749)
Transfer agent fees and expenses	(56)
Chief compliance officer fees	(3,332)
Distribution fees	46
Shareholder servicing fees	34
Accrued other expenses	(4,903)
Net cash provided by operating activities	5,454,688
Cash flows from financing activities:
Advances from credit facility	28,355
Repayments on credit facility	(5,028,354)
Proceeds from shares sold	528,341
Cash distributions paid to shareholders, net of reinvestments	(4,719)
Net cash used in financing activities	(4,476,377)
Effect of foreign currency exchange rate changes in cash	(181,630)
Net change in cash, cash equivalents, restricted cash, and foreign currency	796,681
Cash, cash equivalents, restricted cash, and foreign currency at beginning of period	2,130,166
Cash, cash equivalents, restricted cash, and foreign currency at end of period	$2,926,847
Supplemental disclosure of cash activity:
Cash interest paid during the year	$22,453
Supplemental disclosure of non-cash activity:
Reinvestments of distributions paid to shareholders	$2,073,551

See accompanying Notes to Financial Statements

Destra International & Event-Driven Credit Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated
Period ending September 30,	Net asset value, beginning of period	Net investment income(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Net asset value, end of period	Total return(2)(3)	Gross expenses(4)(5)	Net expenses(4)(5)(6)	Net investment income(4)(6)	Net assets, end of period (in thousands)	Portfolio turnover rate(3)
Class I
2020(7)	$25.20	$0.42	$(3.45)	$(3.03)	$(0.79)	$(0.16)	$(0.95)	21.22	(12.44)%	3.04%	2.38%	3.37%	$45,763	51%
2019	24.50	0.90	0.96	1.86	(1.16)	—	(1.16)	25.20	7.85	4.08	2.95	3.68	51,828	124
2018(8)	25.00	0.24	(0.33)	(0.09)	(0.41)	—	(0.41)	24.50	(0.35)	5.56	2.25	2.50	25,211	30
Class A
2020(7)	25.20	0.39	(3.46)	(3.07)	(0.75)	(0.16)	(0.91)	21.22	(12.55)	3.29	2.63	3.13	974	51
2019(9)	23.67	0.65	2.00	2.65	(1.12)	—	(1.12)	25.20	11.42	4.26	3.24	3.41	1,114	124
Class L
2020(7)	25.20	0.36	(3.46)	(3.10)	(0.72)	(0.16)	(0.88)	21.22	(12.67)	3.54	2.88	2.88	971	51
2019(9)	23.67	0.60	2.00	2.60	(1.07)	—	(1.07)	25.20	11.22	4.50	3.49	3.16	1,112	124
Class T
2020(7)	25.20	0.32	(3.45)	(3.13)	(0.69)	(0.16)	(0.85)	21.22	(12.78)	3.79	3.13	2.53	1,025	51
2019(9)	23.67	0.55	2.00	2.55	(1.02)	—	(1.02)	25.20	11.01	4.76	3.74	2.91	1,110	124

(1)  Based on average shares outstanding during the period.

(2)  Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year, with the exception of non-recurring organizational costs.

(5)  Percentages shown include interest expense. Gross and net expense ratios, respectively, excluding interest expense are as follows:

	Gross Expenses	Net Expenses
Class I
2020(7)	2.96%	2.30%
2019	3.62	2.48
2018(8)	5.56	2.25
Class A
2020(7)	3.21	2.55
2019(9)	3.77	2.75
Class L
2020(7)	3.46	2.80
2019(9)	4.02	3.00
Class T
2020(7)	3.71	3.05
2019(9)	4.27	3.25

(6)  The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 5). Effective November 19, 2018, the Adviser agreed to reimburse and/or pay “ordinary operating expenses” that exceed 0.50% per annum of the Fund’s average daily net assets. Prior to November 19, 2018, the Adviser had agreed to reimburse and/or pay its invetment management fee and ordinary operating expenses that exceeded 2.25% annum of the Fund’s daily “managed assets.”

(7)  For the six months ended March 31, 2020 (Unaudited).

(8)  Reflects operations for the period from May 9, 2018 (inception date) to September 30, 2018. Prior to the inception date, the Fund had been inactive except for matters related to the Fund’s establishment, designation and planned registration.

(9)  Reflects operations for the period from December 21, 2018 (inception date of Class A, Class L and Class T) to September 30, 2019.

See accompanying Notes to Financial Statements

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited)

1. Organization

Destra International & Event-Driven Credit Fund (the “Fund”) was established as a Delaware statutory trust on November 13, 2017. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) are continuously offered under Rule 415 under the Securities Act of 1933, as amended (the “Securities Act”). The Fund currently offers four classes of Shares, Classes I, A, L, and T. All classes of Shares have equal rights and voting privileges, except in matters affecting a single class. The Fund has adopted a fundamental policy to make quarterly repurchase offers (“Repurchase Offers”) between 5% and 25% of the Fund’s outstanding Shares. The Fund’s inception date was May 9, 2018 (Class I Shares). The Fund’s commencement of investment operations date was on the business day following the inception date.

The Fund’s investment adviser is Destra Capital Advisors LLC (the “Adviser”), the Fund’s sub-adviser is BlueBay Asset Management LLP (the “Sub-Adviser”), and the Fund’s sub-sub-adviser is BlueBay Asset Management USA LLC (the “Sub-Sub-Adviser,”) (the Sub-Adviser, Sub-Sub-Adviser and together with the Adviser, are referred to herein as the “Advisers”). The Sub-Adviser and Sub-Sub-Adviser are wholly-owned subsidiaries of Royal Bank of Canada (“RBC”).

The Fund’s investment objective is to provide attractive total returns, consisting of income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its total assets (including borrowings for investment purposes) in credit related instruments and/or investments that have similar economic characteristics as credit related instruments that are considered by the Fund to have the potential to provide a high level of total return. Credit related instruments include bonds, debt securities and loans issued by various U.S. and non-U.S. public- or private-sector entities, including issuers in emerging markets, derivatives and cash equivalents. There is no limit on the credit quality, duration or maturity of any investment in the Fund’s portfolio. Under normal market conditions, the Fund will invest at least 40% of its total assets in securities of non-U.S. issuers.

The Fund will allocate its assets between two strategies: (i) Multi-Strategy International Credit and (ii) Event-Driven Credit. The Fund’s allocation to the strategies will vary from time to time, when the Advisers deem such variances appropriate from a portfolio management standpoint. The allocation to Multi-Strategy International Credit is expected to be between 0% and 100% of the Fund’s total assets. Due to the episodic nature of Event-Driven Credit opportunities, the Fund will have a varying degree of exposure to the strategy, but during normal market conditions such exposure will be significant and is expected to be up to 50% of the Fund’s total assets.

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

2. Significant Accounting Policies

(a) Use of Estimates

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statement of assets and liabilities. Actual results could differ from those estimates.

(b) Investment Income, Expenses and Distributions

Investment income, expenses other than class specific expenses and realized and unrealized gains and losses are allocated daily to each class of Shares based upon the proportion of the net asset value (“NAV”) of each class of Shares at the beginning of each day. Investment transactions are recorded on a trade-date basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund distributes net investment income, if any, quarterly and net realized gains (net of any capital loss carryovers) annually. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Withholding taxes on foreign interest have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

(c) Cash, Cash Equivalents and Restricted Cash

Cash and cash equivalents include U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations. As of March 31, 2020, the Fund has restricted cash in the amount of $406,200. The restricted cash represents deposits held at brokers of the credit default swap and futures contracts.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

(d) Investment Valuation

The Adviser determines the values of the Fund’s assets in good faith pursuant to the Fund’s valuation policy and consistently applied valuation process, which was developed by the audit committee of the Fund’s board of trustees (the “Board”) and approved by the Board. Portfolio securities and other assets for which market quotes are readily available are valued at market value. In circumstances where market quotes are not readily available, the Board has adopted methods for determining the fair value of such securities and other assets and has delegated the responsibility for applying the valuation methods to the Adviser. On a quarterly basis, the Board reviews the valuation determinations made with respect to the Fund’s investments during the preceding quarter and evaluates whether such determinations were made in a manner consistent with the Fund’s valuation process.

In determining NAV, portfolio instruments generally are valued using prices provided by independent pricing services or obtained from other sources, such as broker-dealer quotations. Exchange-traded instruments, including futures contracts, generally are valued at the last reported sales price or official closing price on an exchange, if available. Independent pricing services typically value non-exchange-traded instruments utilizing a range of market-based inputs and assumptions, including readily available market quotations obtained from broker-dealers making markets in such instruments, cash flows, and transactions for comparable instruments. In pricing certain instruments, the pricing services may consider information about an instrument’s issuer or market activity provided by the Fund’s Sub-Adviser. Non-U.S. securities and currency are valued in U.S. dollars based on non-U.S. currency exchange rate quotations supplied by an independent quotation service.

For non-U.S. traded securities whose principal local markets close before the close of the NYSE, the Fund may adjust the local closing price based upon such factors as developments in non-U.S. markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities. The Fund may rely on an independent fair valuation service in making any such fair value determinations. If the Fund holds portfolio instruments that are primarily listed on non-U.S. exchanges, the value of such instruments may change on days when shareholders will not be able to purchase or redeem the Fund’s Shares.

In certain situations, the Adviser, with input from the Sub-Adviser and Sub-Sub-Adviser, may use the fair value of a portfolio instrument if such portfolio instrument is not priced by a pricing service, if the pricing service’s price is deemed unreliable or if events occur after the close of a securities market (usually a foreign market) and before the Fund values its assets that would materially affect NAV. A portfolio instrument that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. Because non-U.S. portfolio instruments may trade on days when Fund Shares are not priced, the value of portfolio instruments held by the Fund can change on days when Fund Shares cannot be redeemed. The Adviser expects to use fair value pricing primarily when a portfolio instrument is not priced by a pricing service or a pricing service’s price is deemed unreliable.

Due to the subjective nature of fair value pricing, the Fund’s value for a particular portfolio instrument may be different from the last price determined by the pricing service or the last bid or ask price in the market.

Certain short-term instruments maturing within 60 days or less are valued at amortized cost, which approximates fair value. The value of the securities of other open-end funds held by the Fund, if any, will be calculated using the NAV of such open-end funds, and the prospectuses for such open-end funds explain the circumstances under which they use fair value pricing and the effects of using fair value pricing.

Below is a description of factors that may be considered when valuing securities for which no active secondary market exists.

Valuation of fixed income investments, such as loans and debt securities, depends upon a number of factors, including prevailing interest rates for like securities, expected volatility in future interest rates, call features, put features and other relevant terms of the debt. For investments without readily available market prices, these factors may be incorporated into discounted cash flow models to arrive at fair value. Other factors that may be considered include the borrower’s ability to adequately service its debt, the fair market value of the portfolio company in relation to the face amount of its outstanding debt and the quality of the collateral securing its debt investments.

Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, the Fund may subsequently have to reinvest the proceeds at lower interest rates. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For convertible debt securities, fair value will generally approximate the fair value of the debt plus the fair value of an option to purchase the underlying security (the security into which the debt may convert) at the conversion price. To value such an option, a standard option pricing model may be used.

For private company equity interests, various factors may be considered in determining fair value, including but not limited to multiples of earnings before interest, taxes, depreciation and amortization (“EBITDA”), cash flows, net income, revenues or, in limited instances, book value or liquidation value. All of these factors may be subject to adjustments based upon the particular circumstances of a private company or the Fund’s actual investment position. For example, adjustments to EBITDA may take into account compensation to previous owners or an acquisition, recapitalization, restructuring or other related items.

Other factors that may be considered in valuing securities include private merger and acquisition statistics, public trading multiples discounted for illiquidity and other factors, valuations implied by third-party investments in the private companies, the acquisition price of such investment or industry practices in determining fair value. The Adviser may also consider the size and scope of a private company and its specific strengths and weaknesses, and may apply discounts or premiums, where and as appropriate, due to the higher (or lower) financial risk and/ or the size of the private company relative to comparable firms, as well as such other factors as the Adviser, in consultation with any third-party valuation or pricing service, if applicable, may consider relevant in assessing fair value.

If the Fund receives warrants or other equity securities at nominal or no additional cost in connection with an investment in a debt security, the cost basis in the investment will be allocated between the debt securities and any such warrants or other equity securities received at the time of origination. Such warrants or other equity securities will subsequently be valued at fair value.

Portfolio securities that carry certain restrictions on sale will typically be valued at a discount from the public market value of the security, where applicable.

If events materially affecting the price of foreign portfolio securities occur between the time when their price was last determined on such foreign securities exchange or market and the time when the Fund’s NAV was last calculated (for example, movements in certain U.S. securities indices which demonstrate strong correlation to movements in certain foreign securities markets), such securities may be valued at their fair value as determined in good faith in accordance with procedures established by the Board. For purposes of calculating NAV, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at prevailing exchange rates as may be determined in good faith by the Adviser, under the supervision of the Board.

Swaps typically will be valued using valuations provided by a third-party pricing service. Such pricing service valuations generally will be based on the present value of fixed and projected floating rate cash flows over the term of the swap contract and, in the case of credit default swaps, generally will be based on credit spread quotations obtained from broker-dealers and expected default recovery rates determined by the third-party pricing service using proprietary models. Future cash flows will be discounted to their present value using swap rates provided by electronic data services or by broker-dealers.

(e) Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of March 31, 2020 and all open tax years.

(f) Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, since its commencement of operations, the Fund has not had claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

(g) Derivatives

Futures Contracts — The Fund may purchase futures contracts to manage cash flows, enhance yield, or to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from, or pays to, the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Purchasing a futures contract creates an obligation to take delivery of the specific type of financial instrument at a specific future time at a specific price for contracts that require physical delivery, or net payment for cash-settled contracts. Engaging in transactions in futures contracts involves risk of loss to the Fund. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. All terms of futures contracts are set forth in the rules of the exchange on which the futures contracts are traded. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. Successful use of futures also is subject to the Adviser’s ability to predict correctly the direction of movements in the relevant market, and, to the extent the transaction is entered into for hedging purposes, to determine the appropriate correlation between the transaction being hedged and the price movements of the futures contract.

Swap Contracts — The Fund may engage in various swap transactions, including forward rate and interest rate agreements, primarily to manage risk, or as alternatives to direct investments. The Fund may also engage in credit default swaps, which involve the exchange of a periodic premium for protection against a defined credit event (such as payment default, refinancing or bankruptcy). The Fund engaged in credit default swaps to protect against credit events and interest rate swaps to hedge currency risks.

Under the terms of a credit default swap contract, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. The Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection) and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Fund are accrued daily and included in realized gain (loss) on swaps. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as net change in unrealized appreciation/(depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as net change in unrealized appreciation/(depreciation) on the statement of operations. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the statement of assets and liabilities. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.

Risks associated with swap contracts include changes in the returns of underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk. The Fund discloses swap contracts on a gross basis, with no netting of contracts held with the same counterparty. As of March 31, 2020, the Fund had three outstanding credit default swap contracts.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

Foreign Exchange Contracts — The Fund may enter into foreign currency exchange contracts. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge various investments, for investment purposes, for risk management and/or in a manner intended to increase income or gain to the Fund. All foreign currency exchange contracts are market-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction, or by the delivery, or receipt, of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options — The Fund may purchase put and call options on currencies or securities. A put option gives the purchaser the right to compel the writer of the option to purchase from the option holder an underlying currency or security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying currency or security covered by the option or its equivalent from the writer of the option at the stated exercise price.

As a holder of a put option, the Fund will have the right to sell the currencies or securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the currencies or securities underlying the option, in each case at their exercise price at any time prior to the option’s expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be affected when the Fund so desires. The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

(h) Restricted Securities

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Additional information on each illiquid and restricted investment held by the Fund at March 31, 2020 is as follows:

Security	Acquisition Date	Cost	Value	Percentage of Net Assets
Alloy Topco Equity	3/10/2020	$—	$45	0.00%
Lecta Equity	2/7/2020	—	134	0.00
Quintis Australia PTY, Ltd., 7.500%	9/11/2019	5,092	5,669	0.01
Quintis Australia PTY, Ltd., 0.000%	9/11/2019	41,363	60,606	0.12
Quintis Equity	10/30/2019	—	46,150	0.09
Saxa Gres SpA	11/27/2018	678,428	579,329	1.19
V Global Holdings LLC – Common Shares	8/6/2018	1,310,748	1,672,764	3.43

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

(i) Foreign Currency

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

3. Fair Value Measurement

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).

These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•       Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

•       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs used to value the Fund’s assets and liabilities reflected in the Schedule of Investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$2,922,124	$—	$2,922,124
Bank Loans(1)	—	2,259,976	—	2,259,976
Common Stocks
Australia	—	—	46,150	46,150
Marshall Islands	292,621	—	—	292,621
Corporate Debt Securities
Australia	—	—	66,275	66,275
Austria	—	416,348	—	416,348
Brazil	—	266,850	—	266,850
Canada	—	1,020,660	—	1,020,660
Cayman Islands	—	903,438	—	903,438
Colombia	—	402,058	—	402,058
France	—	530,087	—	530,087
Luxembourg	—	786,520	—	786,520
Mexico	—	831,546	—	831,546
United Kingdom	—	517,248	—	517,248
United States	—	4,300,067	—	4,300,067

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)
	Level 1	Level 2	Level 3	Total
International Debt Securities
Bermuda	$—	$443,979	$—	$443,979
Brazil	—	384,122	—	384,122
Cayman Islands	—	868,975	—	868,975
France	—	1,918,784	—	1,918,784
Greece	—	1,183,985	—	1,183,985
Ireland	—	444,358	—	444,358
Italy	—	2,039,776	579,329	2,619,105
Jersey	—	322,718	—	322,718
Lebanon	—	54,348	—	54,348
Luxembourg	—	2,329,068	—	2,329,068
Mexico	—	399,903	—	399,903
Netherlands	—	1,535,534	—	1,535,534
Peru	—	524,778	—	524,778
Poland	—	518,256	—	518,256
Portugal	—	435,730	—	435,730
Singapore	—	419,414	—	419,414
South Africa	—	395,289	—	395,289
Spain	—	1,102,932	—	1,102,932
Sweden	—	297,846	—	297,846
Switzerland	—	544,917	—	544,917
Tunisia	—	1,194,345	—	1,194,345
United Kingdom	—	2,266,842	—	2,266,842
Vietnam	—	481,539	—	481,539
Virgin Islands (British)	—	184,487	—	184,487
International Equities
Cayman Islands	25,623	—	—	25,623
Germany	138,536	—	—	138,536
United Kingdom	35,751	—	45	35,796
Private Companies
Luxembourg	—	—	134	134
United States	—	—	1,672,764	1,672,764
U.S. Treasury Notes	—	2,543,457	—	2,543,457
Short-Term Investments	4,394,887	—	—	4,394,887
Total	$4,887,418	$37,992,304	$2,364,697	$45,244,419

(1)  All sub-categories represent Level 2 evaluation status.

The following is a summary of valuation inputs used to measure the Fund’s assets and liabilities of other financial instruments that are derivative instruments not reflected in the Schedule of Investments as of March 31, 2020.

	Level 1	Level 2	Level 3	Total
Forward Foreign Exchange Contracts	$—	$544,490	$—	$544,490
Futures Contracts	(10,843)	—	—	$(10,843)
Swap Agreements	—	(3,975)	—	(3,975)
Total	$(10,843)	$540,515	$—	$529,672

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of March 31, 2020:

Investments	Balance as of September 30, 2019	Purchase of Investments	Proceeds from Sale of Investments*	Net Realized Gain (Loss) on Investments	Amortization of Discount and Premium	Net Change in Unrealized Appreciation (Depreciation) on Investments	Balance as of March 31, 2020
Common Stocks
Australia	$—	$—	$—	$—	$—	$46,150	$46,150
Corporate Debt Securities
Australia	82,940	270	—	—	5,798	(22,733)	66,275
International Debt Securities
Italy	654,093	—	—	—	—	(74,764)	579,329
International Equities
United Kingdon	—	—	—	—	—	45	45
Private Companies
United States	1,505,926	363,908	—	—	—	(196,936)	1,672,898
Total Investments	$2,242,959	$364,178	$—	$—	$5,798	$(248,238)	$2,364,697

*  Includes return of capital.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2020:

Investments	Fair Value as of March 31, 2020	Valuation Techniques	Unobservable Inputs	Weighted Average(1)	Range of Inputs	Impact on Valuation from an Increase in Input
Common Stocks
Australia
Quintis Equity	$46,150	Discounted Cash Flow	Liquidity Discount	15.00%	14.00% – 16.00%	Decrease
Corporate Debt Securities
Australia
Quintis Australia Pty, Ltd., 7.500%	5,669	ICE BAML Single B Index	Liquidity Discount	8.39%	7.39% – 9.39%	Decrease
Quintis Australia Pty, Ltd., 0.000%	60,606	Discounted Cash Flow	Discount Rate	10.00%	9.00% – 11.00%	Decrease
International Debt Securities
Italy
Saxa Gres SpA	579,329	Guideline Public Company Market Approach	EBITDA Valuation Multiples	5.00x	4.00x – 6.00x	Increase
International Equities
United Kingdom
Alloy Topco Equity	45	Guideline Transaction Market Approach	EBITDA Valuation Multiples	6.00x	5.00x – 7.00x	Increase
Private Companies
United States
V Global Holdings LLC	1,672,764	Discounted Cash Flow	Discount Rate	20.00%	18.00% – 22.00%	Decrease
		Guideline Public Company Market Approach	EBITDA Valuation Multiples	6.00x	5.50x – 6.50x	Increase
		Guideline Transaction Market Approach	EBITDA Valuation Multiples	6.25x	6.00x – 6.50x	Increase
Total Investments	$2,364,563

(1)  Unobservable inputs for discount rates and EBITDA valuation multiples were weighted equally using the high and low ranges of inputs.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

Certain of the Fund’s significant Level 3 investments have been valued using unadjusted third-party transactions and quotations or unadjusted historical third party financial information. As a result, fair value assets of $134 have been excluded from the preceding table as quantitative unobservable inputs for the valuations of such assets were not developed or adjusted by the Fund.

4. Investment Management

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Adviser. Subject to the oversight of the Fund’s Board, the Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Under the Investment Management Agreement, the Adviser is entitled to a management fee, calculated and payable quarterly in arrears, at the annual rate of 1.75% of the Fund’s average daily Managed Assets during such period (the “Management Fee”). “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes).

The Fund and Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser will receive a sub-advisory fee (the “Sub-Advisory Fee”, payable by the Adviser out of the Management Fee) at the rates set forth below (on an annualized basis) of the Fund’s average daily Managed Assets:

Managed Assets of the Fund	Sub-Advisory Fee
$1 to $50,000,000	1.75%
Over $50,000,000 to $100,000,000	1.225%
Over $100,000,000 to $150,000,000	1.1375%
Over $150,000,000 to $250,000,000	1.05%
In excess of $250,000,000	0.875%

The Sub-Adviser has entered into an investment sub-sub-advisory agreement (the “Sub-Sub-Advisory Agreement”) with the Sub-Sub-Adviser. Under the Sub-Sub-Advisory Agreement, the Sub-Sub-Adviser will receive a sub-sub-advisory fee equal to the costs incurred by the Sub-Sub-Adviser in providing advisory services to the Fund plus a margin of 10% of such costs.

5. Expense Limitation

Effective November 19, 2018, the Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) under which the Adviser has agreed to reimburse and/or pay or absorb, on a quarterly basis, the “ordinary operating expenses” (as defined below) of the Fund to the extent that such expenses exceed 0.50% per annum of the Fund’s average daily net assets (the “Expense Limitation”). The Expense Limitation may be adjusted for different classes of Shares to account for class-specific expenses.

Prior to November 19, 2018, the Adviser and the Fund had an expense limitation and reimbursement agreement under which the Adviser had agreed to waive its Management Fee and/or pay, on a quarterly basis, both the “ordinary operating expenses” (as defined below) and the Management Fee of the Fund to the extent that such total expenses exceeded 2.25% per annum of the Fund’s average daily Managed Assets.

In consideration of the Expense Limitation Agreement, the Fund has agreed to repay the Adviser pro rata in the amount of any Fund expense paid or waived by it, subject to the limitations that: (1) the reimbursement for expenses will be made only if payable not more than three years following the date such payment or waiver was made; and (2) the reimbursement may not be made if it would cause the Fund’s then-current Expense Limitation, if any, and the Expense Limitation that was in effect at the time when the Adviser reimbursed, paid or absorbed the ordinary operating expenses that are the subject of the repayment, to be exceeded. Unless earlier terminated by the Board, the Expense Limitation Agreement will remain in effect until February 13, 2030, and will automatically continue in effect for successive twelve-month periods thereafter. The Adviser may not terminate the Expense Limitation Agreement during the initial term. After the initial term, either the Board or the Adviser may terminate the Expense Limitation Agreement upon 30 days’ written notice. For the purposes of the Expense Limitation Agreement, “ordinary operating expenses” consist of all ordinary expenses of the Fund, including administration fees, transfer agent fees, organization and offering expenses, fees paid to the Fund’s trustees, legal fees related to the organization and offering of the Fund, administrative services expenses, and related costs

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

associated with legal, regulatory compliance and investor relations, but excluding the following: (a) Management Fee, (b) portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, and dividend expenses related to short sales), (c) interest expense and other financing costs, (d) taxes, (e) distribution and/or shareholder servicing fees, if any, (f) acquired fund fees and expenses, and (g) extraordinary expenses.

For the six months ended March 31, 2020, the Adviser waived expenses totaling $185,520 that are subject to reimbursement. As of March 31, 2020, the following amounts are subject to recapture by the Adviser by the following dates:

May 10, 2021	September 30, 2021	September 30, 2022
$ 101,826	$ 343,089	$ 520,927

6. Capital Stock

The Fund engages in a continuous offering of Shares under Rule 415 under the Securities Act of 1933, as amended. The Fund has registered a total of 5,040,000 Shares and is authorized as a Delaware statutory trust to issue an unlimited number of Shares in all classes, with a par value of $0.001. The Fund is offering to sell, through its distributor, Destra Capital Investments LLC (the “Distributor”) its Shares at the then-current NAV per Share. In addition, certain institutions (including banks, trust companies, brokers and investment advisers) may be authorized to accept, on behalf of the Fund, purchase and exchange orders and repurchase requests placed by or on behalf of their customers, and if approved by the Fund, may designate other financial intermediaries to accept such orders. The Distributor is not required to sell any specific number or dollar amount of the Fund’s Shares, but will use its best efforts to solicit orders for the sale of the Shares. The minimum initial investment (waived in certain circumstances) for Class I, A, L, and T Shares is $100,000, $2,500, $2,500, and $2,500 respectively. There is no minimum for subsequent investments. All Share purchases are subject to approval of the Adviser. The minimum investment requirement may be waived in the Fund’s sole discretion. Monies received will be invested promptly and no arrangements have been made to place such monies in an escrow, trust or similar account.

The Shares have no history of public trading, nor is it intended that the Shares will be listed on a public exchange at this time, if ever. No secondary market is expected to develop for the Fund’s Shares; liquidity for the Shares will be provided only through quarterly Repurchase Offers for no less than 5% and no more than 25% of the Fund’s outstanding Shares pursuant to Rule 23c-3 of the 1940 Act, and there is no guarantee that an investor will be able to sell all the Shares that the investor desires to sell in the Repurchase Offer. If shareholders tender more than the Repurchase Offer amount for any given Repurchase Offer, the Fund may repurchase up to an additional 2% of the outstanding Shares. If Fund shareholders tender more Shares than the Fund decides to repurchase, the Fund will repurchase the Shares on a pro rata basis, subject to limited exceptions. Due to these restrictions, an investor should consider an investment in the Fund to be of limited liquidity. Investing in the Fund’s Shares may be speculative and involves a high degree of risk, including the risks associated with leverage.

During the six months ended March 31, 2020, the Fund had two Repurchase Offers as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
December 18, 2019	January 22, 2020	5%	N/A(1)	N/A(1)
March 18, 2020	April 22, 2020	5%	N/A(1)	N/A(1)

(1)  There were no shares repurchased.

7. Distribution and Shareholder Servicing Plans

Class L and Class T Shares have adopted a distribution plan (the “Distribution Plan”) in accordance with Rule 12b-1 under the 1940 Act. The Plan is a compensation type plan that permits the payment at an annual rate of up to 0.25% and 0.50% of the average daily net assets of Class L and Class T Shares, respectively. Payments are made to the Distributor, who may make ongoing payments to financial intermediaries based on the value of Shares held by such intermediaries’ customers.

Class A, Class L and Class T Shares have adopted a shareholder servicing plan (the “Servicing Plan”) under which the Fund may compensate financial industry professionals or firms for providing ongoing services in respect of customers who own Class A, Class L or Class T Shares of the Fund. The Servicing Plan permits the payment at an annual rate of up to 0.25% of the average daily net assets of Class A, Class L and Class T Shares, respectively.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

8. Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities and short-term obligations, for the six months ended March 31, 2020, were $25,871,099 and $35,723,976, respectively.

9. Revolving Credit Facility

On August 13, 2018, the Fund entered into a secured, revolving line of credit facility with BNP Paribas (the “Credit Facility”) with no stated maturity date. The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $500,000,000 or one-third of the value of its total assets. The interest rate on borrowings from the Credit Facility is equal to 3-month LIBOR plus 0.90% per annum. During the six months ended March 31, 2020, the average principal balance outstanding and weighted average interest rate was approximately $2,325,763 and 2.84% per annum, respectively, and the maximum outstanding balance of the Credit Facility was $4,499,999. At March 31, 2020, there was no principal balance outstanding.

10. Asset Coverage

Under the provisions of the 1940 Act, the Fund is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Fund satisfies certain asset coverage requirements. With respect to senior securities representing indebtedness, such as the Credit Facility, the Fund is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. If the Fund’s asset coverage declines below 300%, the Fund would be prohibited under the 1940 Act from incurring additional debt or making certain distributions to its shareholders.

The following table summarizes the Fund’s asset coverage with respect to senior securities as of September 30, 2019 and March 31, 2020:

	March 31, 2020	September 30, 2019
Senior securities, end of period (000’s)(1)	$—	$5,000
Asset coverage, per $1,000 of senior security principal amount(2)	—	12,033
Asset coverage ratio of senior securities(2)	—%	1,203%

(1)   As of September 30, 2019, the Credit Facility represents the only senior security. There were no senior securities as of March 31, 2020.

(2)  Represents value of total assets less all liabilities not represented by senior securities at the end of the period divided by senior securities outstanding at the end of the period.

11. Other Derivative Information

The following is a summary of the average quarterly notional value of derivatives as of March 31, 2020, as well as the notional value outstanding as of March 31, 2020:

	Average Quarterly Notional Value	Notional Value Outstanding as of March 31, 2020
Forward foreign exchange contracts purchased long	$1,355,728	$4,333,972
Forward foreign exchange contracts sold short	28,410,820	23,916,828
Credit default swap contracts	504,000	1,446,000
Interest rate futures contracts	309,336	1,237,345
Purchased options contracts	3,537,500	—

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

The effects of these derivative instruments on the Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities (“SAL”) and Statement of Operations, and are presented in the table below. The values of derivative instruments as of March 31, 2020 by risk category are as follows:

	Risk Category
Derivative Assets (Liabilities)	Forward Foreign Exchange Contracts	Credit Risk	Equity Risk	Interest Rate Risk
Unrealized appreciation on forward foreign exchange contracts	$568,286	$—	$—	$—
Unrealized depreciation on forward foreign exchange contracts	(23,796)	—	—	—
Premiums paid on swap contracts	—	(71,121)	—	—
Premiums received on swap contracts	—	23,786	—	—
Unrealized appreciation on swap contracts	—	43,360	—	—
Unrealized depreciation on interest rate futures contracts	—	—	—	(10,843)
Net	$544,490	$(3,975)	$—	$(10,843)
	Risk Category
Derivative Realized Gain (Loss)	Forward Foreign Exchange Contracts	Credit Risk	Equity Risk	Interest Rate Risk
Forward foreign exchange contracts	$(144,779)	$—	$—	$—
Swap contracts	—	62,726	—	—
Purchased options contracts	—	—	(80,079)	—
Net	$(144,779)	$62,726	$(80,079)	$—
	Risk Category
Derivative Unrealized Appreciation (Depreciation)	Forward Foreign Exchange Contracts	Credit Risk	Equity Risk	Interest Rate Risk
Forward foreign exchange contracts	$101,734	$—	$—	$—
Swap contracts	—	46,667	—	—
Purchased options contracts	—	—	4,687	—
Futures contracts	—	—	—	(10,843)
Net	$101,734	$46,667	$4,687	$(10,843)

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

Offsetting of Assets and Liabilities — Disclosures about offsetting assets and liabilities require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. As of March 31, 2020, no master netting arrangements exist related to the Fund. The Fund’s SAL presents derivative instruments on a gross basis, therefore, no net amounts and no offset amounts exist within the SAL to present below. Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:

	Derivative Assets		Derivative (Liabilities)			Collateral Pledged
Counterparty	Credit Default Swap Contracts	Forward Foreign Exchange Contracts	Interest Rate Futures Contracts	Forward Foreign Exchange Contracts	Net Derivative Assets (Liabilities)	Financial Instruments	Cash	Net Amount
BNP Paribas Securities Corp.	$17,247	$8,890	$—	$(9,382)	$(492)	$—	$492	$—
Brown Brothers Harriman	—	221	—	—	221	—	—	221
Citibank, N.A.	19,190	43,129	—	—	43,129	—	—	43,129
Citigroup, Inc.	—	—	(10,843)	—	(10,843)	—	10,843	—
Credit Agricole	—	2,495	—	(1,386)	1,109	—	—	1,109
Credit Suisse	—	—	—	(2,317)	(2,317)	—	2,317	—
Deutsche Bank	6,923	—	—	(715)	(715)	—	715	—
Goldman Sachs & Co.	—	2,678	—	—	2,678	—	—	2,678
HSBC Securities	—	—	—	(1,010)	(1,010)	—	1,010	—
JP Morgan	—	34,844	—	(6,508)	28,336	—	—	28,336
Morgan Stanley & Co. LLC	—	3,916	—	—	3,916	—	—	3,916
Royal Bank of Scotland	—	114,378	—	(2,478)	111,900	—	—	111,900
Toronto-Dominion Bank	—	357,735	—	—	357,735	—	—	357,735

12. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Fund has no examination in progress during the period ended March 31, 2020. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the period ended March 31, 2020. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, unrealized foreign capital gains tax and foreign currency.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

At September 30, 2019, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$57,248,940
Gross unrealized appreciation	2,362,561
Gross unrealized depreciation	(1,770,859)
Net unrealized depreciation	$591,702

The difference between cost amounts for financial statement and federal income tax purposes, if any, is due primarily to timing differences in recognizing certain gains and losses in security transactions.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

For the period ended September 30, 2019, there were no permanent differences in book and tax accounting to be reclassified.

As of September 30, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,281,195
Undistributed long-term capital gains	146,993
Tax Accumulated earnings	1,428,188
Accumulated capital and other losses	—
Unrealized depreciation other	(54)
Unrealized depreciation on foreign currency translations	(9,527)
Unrealized appreciation on investments	591,702
Total accumulated earnings	$2,010,309

The tax character of distributions paid during the period May 9, 2018 (inception date) through September 30, 2018 and the year ended September 30, 2019 was as follows:

	2019	2018
Distributions paid from:
Ordinary income	$2,457,911	$419,581
Net long-term capital gains	—	—
Total distributions paid	$2,457,911	$419,581

At September 30, 2019, the Fund had an accumulated capital loss carry forward as follows:

Short-term	$—
Long-term	—
Total	$—

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carry forward. Future capital loss carry forward utilization in any given year may be subject to Internal Revenue Code limitations.

The Fund utilized $213,313 of its capital loss carry forward during the year ended September 30, 2019.

13. Offering Price Per Share

A maximum front-end sales load of 5.75% for Class A Shares, 4.25% for Class L and 3.00% for Class T Shares is imposed on purchases. Class I Shares are not subject to a sales load. For the six months ended March 31, 2020, there were $2,085 in sales charges received by broker dealers and no sales charges received by affiliates.

14. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of March 31, 2020, RBC owned 98% of the Fund.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

15. Trustees and Officers

The Destra Fund Complex (consisting of the Fund, the Destra Flaherty & Crumrine Preferred and Income Fund and Destra Granahan Small Cap Advantage Fund, both a series of the Destra Investment Trust, the Destra Multi-Alternative Fund, and the Destra Exchange-Traded Fund Trust, of which there is currently no active series) pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. The Destra Fund Complex consists of the Fund, Destra Granahan Small Cap Advantage Fund and the Destra Flaherty & Crumrine Preferred and Income Fund, both a series of the Destra Investment Trust, the Destra Multi-Alternative Fund, and the Destra Exchange-Traded Fund Trust, of which there is currently no active series. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Fund does not pay compensation to Trustees who also serve in an executive officer capacity for the Fund or the Advisers.

The Fund’s Chief Compliance Officer monitors and tests the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. Fees paid by the Fund for the six months ended March 31, 2020 are disclosed in the Statement of Operations.

An employee of PINE Advisor Solutions, LLC (“PINE”) serves as the Fund’s Chief Financial Officer. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended March 31, 2020 are disclosed in the Statement of Operations.

16. Other Service Providers

UMB Fund Services serves as the Fund’s Administrator, Accounting Agent and Transfer Agent. The Bank of New York Mellon serves as the Custodian for the Fund.

17. Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Recent Market and Economic Developments — Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Asset-Backed Securities Risk — Asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Payment of interest and repayment of principal on asset-backed securities is largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements.

Credit and Counterparty Risk — Credit Risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it will invest in below investment grade securities.

Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Foreign Securities Risk — Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Interest Rate Risk — If interest rates increase, the value of the Fund’s investments generally will decline. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Destra International & Event-Driven Credit Fund
Notes to Financial Statements
March 31, 2020 (unaudited) (continued)

Loans Risk — Senior loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the NAV of the Shares. The liquidation value of any collateral securing a senior loan may not satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments. In addition to risks similar to those of senior loans, subordinated loans do not have the first priority lien on underlying collateral of the loan and any claims will be subordinated to those lienholders with a higher claim.

Non-Diversified Risk — Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in Share price than would a diversified fund.

Non-U.S. Securities Risk — The Fund’s investments in non-U.S. securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory events. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

18. Subsequent Events

The Fund has evaluated the events and transactions through the date the financial statements were issued and has identified the following event for disclosure in the Fund’s subsequent events:

On April 22, 2020, the Fund completed a quarterly Repurchase Offer (See Note 6). No shares were repurchased.

Destra International & Event-Driven Credit Fund
Additional Information
March 31, 2020 (unaudited)

This report is sent to shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of Shares of the Fund or of any securities mentioned in this report.

Corporate Dividends Received Deduction — For the year ended September 30, 2019, the Fund had 0.33% of dividends paid from net investment income qualify for the 70% dividends received deduction available to corporate shareholders.

Qualified Dividend Income — For the year ended September 30, 2019, the Fund had 0.40% of dividends paid from net investment income, designated as qualified dividend income.

Proxy Voting — Policies and procedures that the Fund uses to determine how to vote proxies as well as information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling 844-9DESTRA (933-7872) or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or its successor Form N-PORT). The Fund’s Form N-Q (or its successor Form N-PORT) is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Destra International & Event-Driven Credit Fund
Approval of Investment Management and Sub-Advisory Agreements
March 31, 2020 (unaudited)

Consideration of Investment Management Agreement with Destra Capital Advisors LLC

At an in-person meeting of the Board of Trustees of the Fund (the “Board”), held on November 13, 2019 and called expressly for that purpose, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), considered the approval of the Investment Management Agreement between Destra Capital Advisors LLC (“Destra” or the “Adviser”) and the Fund. The Board received materials compiled by the Adviser in response to requests by the Board, including, among other things, a copy of the Investment Management Agreement, the Adviser’s response to a questionnaire regarding the Adviser’s profitability, management and operations, a copy of the Adviser’s Form ADV, and certifications regarding the Adviser’s compliance program. In its consideration of the Investment Management Agreement, the Board considered information and materials furnished by the Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Investment Management Agreement. The Board considered the following factors, among others, in reaching its determination to approve the Investment Management Agreement:

(i) the nature, extent and quality of the services to be provided by the Adviser to the Fund, (ii) the qualifications of the personnel providing such services, (iii) the Adviser’s compliance policies and procedures, (iv) the Adviser’s advisory fee arrangements and the expected total expense ratio of the Fund, (v) the extent to which economies of scale are relevant to the Fund, and (vi) other benefits to be received by the Adviser from its management of the Fund.

The Board neither considered any single factor as controlling in determining whether or not to approve the Investment Management Agreement nor are the items described herein all-encompassing of the matters considered by the Board.

Consideration of Investment Sub-Advisory Agreement with BlueBay Asset Management LLP

At an in-person meeting of the Board, held on November 13, 2019 and called expressly for that purpose, the Board, including a majority of the Independent Trustees, considered the approval of the Investment Sub-Advisory Agreement among Destra, BlueBay Asset Management LLP (“BlueBay UK” or the “Sub-Adviser”) and the Fund. The Board received materials compiled by the Sub-Adviser in response to requests by the Board, including, among other things, a copy of the Investment Sub-Advisory Agreement, the Sub-Adviser’s response to a questionnaire regarding the Sub-Adviser’s profitability, management and operations, a copy of the Sub-Adviser’s Form ADV, and certifications regarding the Sub-Adviser’s compliance program. In its consideration of the Investment Sub-Advisory Agreement, the Board considered information and materials furnished by the Sub-Adviser in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Sub-Adviser to obtain information that it believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreement. The Board considered the following factors, among others, in reaching its determination to approve the Investment Sub-Advisory Agreement:

(i) the nature, extent and quality of the services to be provided by the Sub-Adviser to the Fund, (ii) the qualifications of the personnel providing such services, (iii) the Sub-Adviser’s compliance policies and procedures, (iv) the Sub-Adviser’s advisory fee arrangements and the expected total expense ratio of the Fund, (v) the extent to which economies of scale are relevant to the Fund, and (vi) other benefits to be received by the Sub-Adviser from its management of the Fund.

The Board neither considered any single factor as controlling in determining whether or not to approve the Investment Sub-Advisory Agreement nor are the items described herein all-encompassing of the matters considered by the Board.

Consideration of Investment Sub-Advisory Agreement and the BlueBay Intra-Group Sub-Sub-Advisory Agreement

At an in-person meeting of the Board, held on November 13, 2019 and called expressly for that purpose, the Board, including a majority of the Independent Trustees, considered the approval of (i) the Investment Sub-Advisory Agreement among Destra, BlueBay UK and the Fund (for this section only, the “UK Sub-Advisory Agreement”) and (ii) the BlueBay Intra-Group Sub-Sub-Advisory Agreement between BlueBay UK and the BlueBay Asset Management USA LLC (“BlueBay USA” and with BlueBay UK, the “Sub-Advisers”) (the “Sub-Sub-Advisory Agreement” and together with the UK Sub-Advisory Agreement, the “Sub-Advisory Agreements”). The Board received materials compiled by the Sub-Advisers in response to requests by the Board, including, among other things, including a copy of the Sub-Advisory Agreements, each Sub-Adviser’s response to a questionnaire regarding the Sub-Advisers’ profitability, management and operations, a copy of each Sub-Adviser’s Form ADV, and certifications regarding the Sub-Advisers’ compliance programs. In its consideration of the Sub-Advisory Agreements, the Board considered information and materials furnished in advance of and at the meeting and was afforded the opportunity to request additional information and to ask questions of the Sub-Advisers to obtain information that it believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements. The Board considered the following factors, among others, in reaching its determination to approve the Sub-Advisory Agreements:

(i) the nature, extent and quality of the services to be provided by the Sub-Advisers to the Fund, (ii) the qualifications of the personnel providing such services, (iii) the Sub-Advisers’ compliance policies and procedures, (iv) each Sub-Adviser’s advisory fee arrangements and the expected total expense ratio of the Fund, (v) the extent to which economies of scale are relevant to the Fund, and (vi) other benefits to be received by the Sub-Advisers from their management of the Fund.

Destra International & Event-Driven Credit Fund
Approval of Investment Management and Sub-Advisory Agreements
March 31, 2020 (unaudited) (continued)

The Board neither considered any single factor as controlling in determining whether or not to approve the Sub-Advisory Agreements nor are the items described herein all-encompassing of the matters considered by the Board.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board reviewed and considered the nature and extent of the investment advisory services provided by Destra, BlueBay and the Sub-Sub-Adviser to the Fund under the Advisory Agreements, including the selection of Fund investments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by Destra, BlueBay and the Sub-Sub-Adviser, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of Destra, BlueBay and the Sub-Sub-Adviser who provide the investment advisory and/or administrative services to the Fund. The Board determined that each of Destra’s, BlueBay’s, and the Sub-Sub-Adviser’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account both Destra’s and BlueBay’s respective compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

PERFORMANCE

The Board considered the investment experience of Destra, BlueBay and the Sub-Sub-Adviser. The Board reviewed performance of the Fund over several relevant periods as well as compared against its benchmark and peer group. The Board reviewed the report of an independent third-party provider of market data. The Board then concluded that the performance of the Fund over the time periods reviewed was satisfactory.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER INVESTMENT MANAGERS

The Board reviewed the advisory fee rates and total expense ratio of the Fund. The Board compared the advisory fee and pro-forma total expense ratio for the Fund with against the advisory fees and total expense ratios of the Fund’s benchmark and peer group, as reflected in the independent third-party market report. The Board concluded that the advisory fees paid by the Fund to the Adviser, the sub-advisory fees paid by the Adviser to the Sub-Adviser, and sub-sub-advisory fees by the Sub-Adviser to the Sub-Sub-Adviser were reasonable and satisfactory in light of the services provided.

BREAKPOINTS AND ECONOMIES OF SCALE

The Board reviewed the structure of the Fund’s investment management under the Advisory Agreements. The Board noted that the Fund was recently formed, it has relatively limited assets, and it is not expected to experience rapid growth in the near term. As a result, the Board determined that economies of scale were not present at this time and they are not expected to be achieved in the foreseeable future.

PROFITABILITY OF INVESTMENT ADVISER AND AFFILIATES

The Board discussed the information related to Destra’s and BlueBay’s projected profitability from their management of the Fund during certain time periods. The Board considered assumptions regarding changes in assets under management and how those changes may impact profitability. The Board evaluated estimated profitability against profit margins that have been found by courts to be reasonable under applicable securities laws. The Board determined that the profitability of both Destra and Bluebay was appropriate.

ANCILLARY BENEFITS AND OTHER FACTORS

The Board also considered other benefits potentially received by Destra, BlueBay and the Sub-Sub-Adviser from their management of the Fund, including, without limitation, reputational benefits and the ability to market their advisory services for similar products in the future. The Board noted that Destra, BlueBay and the Sub-Sub-Adviser did not have affiliations with the Fund’s transfer agent, administrator, or custodian, but the Board noted that Destra and the Fund’s distributor are affiliated and Destra may derive a benefit from the distributor’s relationship with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

GENERAL CONCLUSION

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the Advisory Agreements for an additional one-year term.

Destra International & Event-Driven Credit Fund
Fund Information

Board of Trustees	Officers	Investment Adviser
John S. Emrich	Robert Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Chicago, IL
Jeffery S. Murphy	Derek Mullins	Sub-Adviser
Nicholas Dalmaso*	Chief Financial Officer	BlueBay Asset Management LLP
	and Treasurer	London, United Kingdom

	Jane Hong Shissler	Sub-Sub-Adviser
	Chief Compliance Officer	BlueBay Asset Management USA LLC
	and Secretary	Stamford, CT

* “Interested Person” of the Fund, as defined in the Investment Company Act of 1940, as amended.		Distributor
Destra Capital Investments LLC
Chicago, IL

Administrator, Accounting Agent,
and Transfer Agent
UMB Fund Services, Inc.
Milwaukee, WI

Custodian
Bank of New York Mellon
New York, NY

Legal Counsel
Feagre Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd
Chicago, IL

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your Shares of the Fund?

• If your Shares are held in a Brokerage Account, contact your respective Broker.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the period are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is (i) accumulated and communicated to the Registrant’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Destra International & Event-Driven Credit Fund

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/2/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Robert A. Watson
Robert A. Watson, President
(Principal Executive Officer)

Date	6/2/2020

By (Signature and Title)		/s/ Derek J. Mullins
Derek J. Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	6/2/2020